Writer’s E-Mail: dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

March 28, 2013

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:	Rochdale High Yield Alternative Strategies Master Fund, LLC File No.: 811-21963 (the “Fund”)

Dear Sir or Madam:

Transmitted herewith is Amendment No. 14 to the Registration Statement, under the Investment Company Act of 1940, as amended, for the Fund.

This amendment primarily reflects revisions relating to (i) the modification of the Fund’s investment program, (ii) amendments to the sub-investment advisory agreement as approved by the members of the Fund, and (iii) other relevant disclosures.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (212) 880-9892.

Sincerely,

/s/ Darren J. Edelstein
Darren J. Edelstein